Fair Value Measurements - Schedule of Level 3 Fair Value Measurements Inputs (Details) - Private Placement - Common Stock Warrant [Member] - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Unit price	$ 10.00	$ 10.00	$ 10.00
Volatility	21.00%	40.50%
Stock price	$ 9.92	$ 9.99
Expected life of the options to convert	5 years 3 months	5 years 29 days	5 years 8 months 19 days
Risk-free rate	0.98%	0.88%	0.46%
Dividend yield	0.00%	0.00%	0.00%
Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility			14.00%
Stock price			$ 10.41
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility			23.00%
Stock price			$ 10.56